Reconciliation of Financial Statements to Form 5500 (Details) - EBP 002 - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Financial statements	$ 2,444,699	$ 2,084,395
Corrective distributions paid in subsequent year	488	402
Form 5500	$ 2,445,187	$ 2,084,797